UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: November 30

Date of reporting period: February 28, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

FORM N-Q

FEBRUARY 28, 2010

Schedule of investments (unaudited)	February 28, 2010

LEGG MASON WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 89.0%
Education - 1.1%
California MFA Revenue, Biola University	5.625%	10/1/23	$2,000,000	$2,068,720

Health Care - 17.9%
ABAG Finance Authority for Nonprofit Corp., CA,
Revenue, Sharp Healthcare	6.000%	8/1/24	1,545,000	1,640,713
California Health Facilities Financing Authority Revenue:
Catholic Healthcare West	5.125%	7/1/22	4,500,000	4,676,985
Providence Health & Services System	6.250%	10/1/24	1,500,000	1,688,445
California Statewide CDA Revenue:
John Muir Health	5.000%	7/1/29	5,000,000	4,828,300
Lodi Memorial Hospital	5.000%	12/1/22	3,000,000	3,051,810
Methodist Hospital Project, FHA	6.250%	8/1/24	5,000,000	5,640,500
St. Joseph Health System, NATL	5.125%	7/1/24	5,695,000	5,765,846
San Bernardino County, CA, COP, Arrowhead Project	5.125%	8/1/24	6,235,000	6,255,513

Total Health Care				33,548,112

Industrial Revenue - 6.5%
Puerto Rico Commonwealth Government Development Bank	4.750%	12/1/15	7,000,000	7,200,130
Southern California Public Power Authority, Project Number 1	5.250%	11/1/26	2,000,000	2,031,020
The California County Tobacco Securitization Agency, Asset-Backed, Alameda County	4.750%	6/1/12	2,905,000	3,001,010

Total Industrial Revenue				12,232,160

Leasing - 10.3%
Alameda County, CA, Joint Powers Authority Lease Revenue, AGM	5.000%	12/1/23	3,000,000	3,202,050
California State Public Works Board, Lease Revenue, Refunding, Various California State University Project	5.450%	9/1/14	1,000,000	1,001,910
El Dorado, CA, Irrigation District, COP	5.375%	8/1/24	1,090,000	1,194,891
Inglewood, CA, Public Financing Authority Revenue, Refunding, AMBAC	5.125%	8/1/13	1,470,000	1,501,914
Los Angeles, CA, Convention & Exhibit Center Authority Lease Revenue	5.000%	8/15/20	5,000,000	5,381,400
Los Angeles, CA, Municipal Improvement Corp., Lease Revenue	5.000%	9/1/21	3,400,000	3,622,632
Modesto, CA, Irrigation District, COP, Capital Improvement, AGM	5.250%	7/1/15	1,000,000	1,055,980
San Jose, CA, Financing Authority Lease Revenue, Civic Center Project, AMBAC	5.250%	6/1/14	2,165,000	2,343,980

Total Leasing				19,304,757

Local General Obligation - 2.4%
Tahoe Truckee, CA, GO, USD:
Refunding, School Facilities Improvement, NATL, District Number 1	5.000%	8/1/14	1,480,000	1,683,989
Refunding, School Facilities Improvement, NATL, District Number 2	5.000%	8/1/14	1,180,000	1,342,639
Visalia, CA, GO, USD, FGIC	4.900%	8/1/12	1,500,000	1,516,980

Total Local General Obligation				4,543,608

Other - 1.7%
Ontario, CA, Redevelopment Financing Authority Revenue:
Project Number 1 Centre City & Cimarron, NATL	5.250%	8/1/15	1,935,000	1,997,423
Project Number 1 Centre City & Cimarron, NATL	5.250%	8/1/16	1,060,000	1,092,563

Total Other				3,089,986

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	February 28, 2010

LEGG MASON WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Power - 15.3%
California State Department Water Resources Power Supply Revenue	5.500%	5/1/12	$500,000	$548,995
Central Valley Financing Authority, CA, Cogeneration
Project Revenue:
Carson Ice Generation Project	5.000%	7/1/17	1,000,000	1,101,600
Carson Ice Generation Project	5.000%	7/1/19	800,000	873,448
Carson Ice Generation Project	5.250%	7/1/20	1,000,000	1,107,530
M-S-R Energy Authority, CA, Gas Revenue	6.125%	11/1/29	5,000,000	5,111,800
M-S-R Public Power Agency, California San Juan Project Revenue, Refunding, NATL	5.000%	7/1/15	2,000,000	2,068,560
M-S-R Public Power Agency, San Juan Project Revenue, AGM	5.000%	7/1/22	3,000,000	3,281,670
Northern, CA, Power Agency Revenue	5.000%	7/1/22	2,250,000	2,390,062	(a)
Northern, CA, Power Agency Revenue	5.000%	7/1/23	5,000,000	5,291,600	(a)
Northern, CA, Power Agency Revenue, Hydroelectric	5.000%	7/1/24	2,000,000	2,128,700
Puerto Rico Electric Power Authority, Power Revenue	5.375%	7/1/22	3,000,000	3,161,280
Sacramento, CA, Cogeneration Authority Project Revenue, Procter & Gamble Project	5.000%	7/1/17	1,405,000	1,547,748

Total Power				28,612,993

Pre-Refunded/Escrowed to Maturity - 5.7%
California State University Channel Islands Financing Authority Revenue, East Campus Community, NATL, LOC-Citibank NA	4.875%	9/1/16	1,010,000	1,076,488	(b)
Corona-Norco, CA, GO, USD, FGIC	5.250%	9/1/15	650,000	697,431	(b)
Los Angeles County, CA, MTA Sales Tax Revenue, Property C, Second Senior Lien, FGIC	5.000%	7/1/17	3,000,000	3,077,340	(b)
Los Angeles, CA, GO, USD, Election of 1997, NATL	5.500%	7/1/15	3,000,000	3,336,300	(b)
Montclair, CA, RDA, Residential Mortgage Revenue, FNMA-Collateralized	7.750%	10/1/11	35,000	37,613	(c)
Morgan Hill, CA, GO, USD, FGIC	5.250%	8/1/16	2,170,000	2,341,126	(b)
San Francisco, CA, Airport Improvement Corp., Lease Revenue, United Airlines Inc.	8.000%	7/1/13	95,000	107,082	(c)

Total Pre-Refunded/Escrowed to Maturity				10,673,380

Solid Waste/Resource Recovery - 0.5%
California PCFA, Solid Waste Disposal Revenue, USA Waste Services Inc. Project	4.000%	6/1/10	1,000,000	1,000,150	(d)

Special Tax Obligation - 12.0%
California Statewide CDA Revenue, Proposition 1A Receivables Program	5.000%	6/15/13	5,000,000	5,381,650
Livermore, CA, RDA, Tax Allocation Revenue, Redevelopment Project Area, NATL	5.250%	8/1/15	3,675,000	3,744,384
Oakland, CA, RDA, Subordinated, Tax Allocation Central District Redevelopment Project, FGIC	5.500%	9/1/14	2,000,000	2,069,020
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.625%	8/1/30	5,000,000	5,169,500
San Diego, CA, RDA, Tax Allocation, Centre City Redevelopment Project, AGM	5.250%	9/1/15	1,375,000	1,444,204
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/18	4,500,000	4,723,830

Total Special Tax Obligation				22,532,588

State General Obligation - 5.2%
California State, Economic Recovery, GO	5.000%	7/1/20	5,000,000	5,492,000
California State, GO	5.500%	8/1/21	4,000,000	4,283,160

Total State General Obligation				9,775,160

Transportation - 4.2%
Los Angeles, CA, Harbor Department Revenue	5.250%	8/1/21	2,575,000	2,894,043

See Notes to Schedule of Investments.

Schedule of investments (unaudited)	February 28, 2010

LEGG MASON WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Transportation - continued
San Francisco, CA, City & County Airports Commission, International Airport Revenue	6.500%	5/1/10	$5,000,000	$5,042,900	(d)(e)

Total Transportation				7,936,943

Water & Sewer - 6.2%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/28	3,500,000	3,605,490
San Diego, CA, Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/20	5,000,000	5,572,850
Sunnyvale, CA, Solid Waste Revenue:
Refunding, AMBAC	5.500%	10/1/13	1,520,000	1,691,091	(e)
Refunding, AMBAC	5.500%	10/1/14	605,000	650,823	(e)

Total Water & Sewer				11,520,254

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $160,925,396)				166,838,811

SHORT-TERM INVESTMENTS - 12.7%
Education - 1.1%
California EFA Revenue, Chapman University, LOC-Bank of America N.A.	0.150%	3/1/10	1,800,000	1,800,000	(f)
Irvine, CA, Improvement Bond Act 1915, Revenue Limited Obligation Assessment District 04-20, LOC- KBC Bank NV	0.130%	3/1/10	200,000	200,000	(f)

Total Education				2,000,000

Finance - 0.1%
Santa Clara County, CA, Financing Authority Lease Revenue, Multiple Facilities Projects, LOC-Bank of America N.A.	0.180%	3/3/10	100,000	100,000	(f)

General Obligation - 6.8%
California State, GO:
Kindergarten-University, LOC-Citibank N.A.	0.110%	3/1/10	100,000	100,000	(f)
LOC-Bank of Montreal	0.100%	3/1/10	700,000	700,000	(f)
LOC-JPMorgan Chase	0.140%	3/1/10	3,000,000	3,000,000	(f)
Commonwealth of Puerto Rico, GO:
AGM, SPA-Dexia Bank	0.230%	3/4/10	100,000	100,000	(f)
Public Improvements, AGM, SPA-Dexia Bank	0.230%	3/4/10	100,000	100,000	(f)
Refunding, Public Improvements, AGM, LOC-Wachovia Bank N.A.	0.120%	3/1/10	4,600,000	4,600,000	(f)
Refunding, Public Improvements, SPA-Dexia Credit Local	0.120%	3/1/10	4,200,000	4,200,000	(f)

Total General Obligation				12,800,000

Health Care - 1.0%
California Health Facilities Finance Authority, Adventist Health System, LOC-Wachovia Bank	0.120%	3/1/10	1,700,000	1,700,000	(f)
California Health Facilities Finance Authority Revenue, Stanford Hospital	0.150%	3/3/10	200,000	200,000	(f)

Total Health Care				1,900,000

Industrial Revenue - 0.1%
California MFA Exempt Facilities Revenue, ExxonMobil Project	0.120%	3/1/10	200,000	200,000	(e)(f)

Power - 0.4%
M-S-R Public Power Agency, San Juan Project Revenue, LOC-Dexia Credit Local	0.140%	3/1/10	800,000	800,000	(f)

Public Facilities - 0.2%
California Infrastructure & Economic Development Bank Revenue, Orange County Performing Arts Center, LOC-Bank of America N.A.	0.140%	3/1/10	490,000	490,000	(f)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	February 28, 2010

LEGG MASON WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Transportation - 0.6%
California Statewide CDA Revenue, John Muir Health, LOC-Wells Fargo Bank	0.100%	3/1/10	$600,000	$600,000	(f)
Los Angeles County, CA, MTA, Sales Tax Revenue, SPA-JPMorgan Chase	0.110%	3/1/10	500,000	500,000	(f)

Total Transportation				1,100,000

Utilities - 0.8%
California State Department of Water Resources:
Power Supply Revenue, LOC-Bank of New York	0.110%	3/1/10	300,000	300,000	(f)
Power Supply Revenue, LOC-BNP Paribas	0.140%	3/1/10	1,200,000	1,200,000	(f)

Total Utilities				1,500,000

Water & Sewer - 1.6%
Metropolitan Water District of Southern California, Waterworks Revenue:
SPA- BNP Paribas	0.100%	3/1/10	1,100,000	1,100,000	(f)
SPA-Citibank N.A.	0.160%	3/4/10	1,900,000	1,900,000	(f)

Total Water & Sewer				3,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $23,890,000)				23,890,000

TOTAL INVESTMENTS - 101.7% (Cost - $184,815,396#)				190,728,811
Liabilities in Excess of Other Assets - (1.7)%				(3,189,739)

TOTAL NET ASSETS - 100.0%				$187,539,072

(a)	Security is purchased on a when-issued basis.

(b)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Maturity date shown represents the mandatory tender date.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(f)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governor

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds

AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds

CDA	— Community Development Authority

COP	— Certificate of Participation

EFA	— Educational Facilities Authority

FGIC	— Financial Guaranty Insurance Company - Insured Bonds

FHA	— Federal Housing Administration

FNMA	— Federal National Mortgage Association

GO	— General Obligation

LOC	— Letter of Credit - Insured Bonds

MFA	— Municipal Finance Authority

MTA	— Metropolitan Transportation Authority

NATL	— National Public Finance Guarantee Corporation - Insured Bonds

PCFA	— Pollution Control Finance Authority

RDA	— Redevelopment Agency

SPA	— Standby Bond Purchase Agreement - Insured Bonds

USD	— Unified School District

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	February 28, 2010

LEGG MASON WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Ratings Table*

S&P/Moody’s/Fitch**
AAA/Aaa	9.6%
AA/Aa	20.9
A	50.5
BBB/Baa	5.7
A-1/VMIG1/F1	12.5
NR	0.8

100.0%

*	As a percentage of total investments.
**	In the event that a security is rated by multiple nationally recognized statistical rating organizations (“NRSROs”) and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from an NRSRO.

See pages 6 and 7 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

Bond Ratings (unaudited) (continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C —Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG 1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Western Asset Intermediate Maturity California Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 ("ASC Topic 820"). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$166,838,811	—	$166,838,811
Short-term investments†	—	23,890,000	—	23,890,000

Total investments	—	$190,728,811	—	$190,728,811

†	See Schedule of Investments for additional detailed categorizations.

(b) Securities Traded on a When-Issue Basis. The Fund may trade securities on a when-issue basis. In a when-issue transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(c) Fund Concentration. Since the Fund invests primarily in obligations of issuers within California, it is subject to possible risks associated with economic, political, credit, or legal developments or industrial or regional matters specifically affecting California.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At February 28, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$6,036,113
Gross unrealized depreciation	(122,698)

Net unrealized appreciation	$5,913,415

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended February 28, 2010, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: April 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: April 20, 2010

By	/S/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date: April 20, 2010